Commitments and Contingencies (Details Textual) (USD $)	1 Months Ended		12 Months Ended		1 Months Ended
	May 31, 2014 sqft	Mar. 31, 2014	Jun. 30, 2014	Jun. 30, 2013	Apr. 01, 2014	Jul. 02, 2012	Mar. 26, 2014	Jun. 18, 2012	Apr. 01, 2012	Mar. 31, 2015	Sep. 30, 2014	Dec. 31, 2012
Proceeds from issuance of stock option to purchase of common stock								3,500,000
Services agreement expenses		$ 500,000
Term Of Lease	72 months
Operating Leases, Rent Expense	28,939		134,952	73,256
Payments Of Monthly Lease Adjusted Annually Percentage	3.00%
Adjusted Triple Net Expense Of Lease Payments	34,381
Area of Land	27,000
Security Deposit	750,000
Capital Lease Obligations										139,858	8,075
Subsequent Event
Services agreement expenses					20,000
Advisory Agreement
Services agreement expenses						9,000
Consulting Agreement
Services agreement expenses		500,000
Amended and Restated Employment Agreement
Initial salary paid							230,000
Increase decrease in base salary							390,000
Minimum value of financing activities							5,000,000
Minimum | Advisory Agreement
Services agreement expenses						100
Maximum | Advisory Agreement
Services agreement expenses						700
Chief Executive Officer
Initial salary paid								230,000
Increase decrease in base salary								350,000
Percentage of annual performance bonus								40.00%
Sharebased compensation arrangement by sharebased payment award options vested percentage												50.00%
Bonus paid								40,000
Minimum value of financing activities								5,000,000
Chief Scientific Officer
Initial salary paid									275,000
Increase decrease in base salary									295,000
Percentage of annual performance bonus									40.00%
Bonus paid									$ 275,000